Share Based Compensation Plans	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share Based Compensation Plans

NOTE 13. SHARE BASED COMPENSATION PLANS

Precision’s omnibus equity incentive plan (Omnibus Plan) allows the Corporation to settle short-term incentive awards (annual bonus) and long-term incentive awards (options, performance share units and restricted share units) issued on or after February 8, 2017 in voting shares of Precision (either issued from treasury or purchased in the open market), cash, or a combination of both. Precision intends to settle all short-term incentive, restricted share unit and performance share unit awards issued under the Omnibus Plan in cash and to settle options in voting shares.

Award unit and share option quantities and share option exercise prices have been retrospectively adjusted to reflect the 20:1 share consolidation as described in Note 17(c).

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2018	$5,409	$4,521	$—	$2,481	$12,411
Expensed during the period	5,755	1,583	—	855	8,193
Payments	(3,846)	(3,246)	—	—	(7,092)
Balance, December 31, 2019	7,318	2,858	—	3,336	13,512
Expensed during the period	3,119	2,787	—	(1,551)	4,355
Reclassification from equity-settled plans	—	—	6,833	—	6,833
Payments	(3,813)	(894)	—	(176)	(4,883)
Balance, December 31, 2020	$6,624	$4,751	$6,833	$1,609	$19,817
Current	4,212	1,120	2,978	—	8,310
Long-term	2,412	3,631	3,855	1,609	11,507
	$6,624	$4,751	$6,833	$1,609	$19,817

(a) Restricted Share Units and Performance Share Units

Precision has various cash-settled share based incentive plans for officers and other eligible employees. Under the Restricted Share Unit (RSU) incentive plan, shares granted to eligible employees vest annually over a three-year term. Vested shares are automatically paid out in cash at a value determined by the fair market value of the shares at the vesting date. Under the Performance Share Unit (PSU) incentive plan, shares granted to eligible employees vest at the end of a three-year term. Vested shares are automatically paid out in cash in the first quarter following the vested term at a value determined by the fair market value of the shares at the vesting date and based on the number of performance shares held multiplied by a performance factor that ranges from zero to two times. The performance factor is based on Precision’s share price performance compared to a peer group over the three-year period.

A summary of the RSUs and PSUs outstanding under these share based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2018	202,796	227,150
Granted	209,368	101,945
Redeemed	(75,284)	(66,138)
Forfeited	(19,976)	(96,189)
December 31, 2019	316,904	166,768
Granted	363,253	502,558
Redeemed	(127,884)	(39,028)
Forfeited	(67,491)	(64,919)
December 31, 2020	484,782	565,379

(b) Executive Performance Share Units

Precision grants Executive PSUs to certain senior executives. Prior to the fourth quarter of 2020, units were granted with the intention of settling them in voting shares of the Corporation either issued from treasury or purchased in the open market. On December 31, 2020, pursuant to the Omnibus Plan, Precision changed its intention and anticipates settling the Executive PSUs in cash. Accordingly, $7 million of previously expensed share based compensation charges have been reclassified to a financial liability at December 31, 2020.

Executive PSUs vest over a three-year period and incorporate performance criteria established at the date of grant that can adjust the number of performance share units available for settlement from zero to two times the amount originally granted.

A summary of the activity under this share based incentive plan is presented below:

Executive Performance Share Units	Outstanding
December 31, 2018	159,553
Granted	210,580
Forfeited	(1,288)
December 31, 2019	368,845
Redeemed	(57,442)
Forfeited	(22,696)
December 31, 2020	288,707

During the first quarter of 2020, pursuant to the omnibus equity incentive plan, Precision elected to cash-settle vested Executive PSUs. Precision reclassified $1 million of previously expensed share-based compensation charges to establish a financial liability that was subsequently settled during the quarter.

Included in net loss for the year ended December 31, 2020 is an expense of $15 million (2019 – $12 million).

(c) Non-Management Directors

Precision has a deferred share unit (DSU) plan for non-management directors whereby fully vested DSUs are granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in DSUs. These DSUs are redeemable in cash or for an equal number of common shares upon the director’s retirement. The redemption of DSUs in cash or common shares is solely at Precision’s discretion. Non-management directors can receive a lump sum payment or two separate payments any time up until December 15 of the year following retirement. If the non-management director does not specify a redemption date, the DSUs will be redeemed on a single date six months after retirement. The cash settlement amount is based on the weighted average trading price for Precision’s shares on the Toronto Stock Exchange for the five days immediately prior to payout. A summary of the DSUs outstanding under this share based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2018	52,682
Granted	36,931
Balance December 31, 2019	89,613
Redeemed	(12,039)
Balance December 31, 2020	77,574

During the second quarter of 2020, Precision elected to settle the redemption of DSUs in common shares.

Equity Settled Plans

(d) Option Plan

Under this plan, the exercise price of each option equals the fair market value of the option at the date of grant determined by the weighted average trading price for the five days preceding the grant. The options are denominated in either Canadian or U.S. dollars, and vest over a period of three years from the date of grant, as employees render continuous service to the Corporation, and have a term of seven years.

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2018	236,658	$ 87.00 – 286.20	$155.56	189,324
Forfeited	(35,579)	143.00 – 213.40	210.29
December 31, 2019	201,079	87.00 – 286.20	145.88	178,453
Forfeited	(52,414)	87.00 – 203.00	165.79
December 31, 2020	148,665	$ 87.00 – 286.20	$138.86	141,156

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2018	303,293	$ 64.20 – 214.80	$103.47	161,204
Granted	29,965	51.20 – 51.20	51.20
Forfeited	(15,105)	155.80 – 214.80	213.54
December 31, 2019	318,153	51.20 – 183.60	93.32	217,441
Forfeited	(34,360)	64.20 – 183.60	151.92
December 31, 2020	283,793	$ 51.20 – 183.60	$86.23	239,521

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00 – 139.99	47,970	$88.17	3.09	40,461	$88.38
140.00 – 279.99	99,710	161.80	1.19	99,710	161.80
280.00 – 286.20	985	286.20	0.34	985	286.20
$ 87.00 – 286.20	148,665	$138.86	1.80	141,156	$141.62

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20 – 79.99	176,603	$64.01	3.49	132,331	$65.04
80.00 – 139.99	91,240	112.21	2.38	91,240	112.21
140.00 – 183.60	15,950	183.60	0.12	15,950	183.60
$ 51.20 – 183.60	283,793	$86.23	2.94	239,521	$90.90

No options were granted during 2020. The per option weighted average fair value of the share options granted during 2019 was $30.80 estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: average risk-free interest rate of 2.5%, average expected life of four years, expected forfeiture rate of 5% and expected volatility of 57%. Included in net loss for the year ended December 31, 2020 is an expense of $1 million (2019 – $2 million).

(e) Non-Management Directors

Prior to January 1, 2012, Precision had a deferred share unit plan for non-management directors. Under the plan, fully vested deferred share units were granted quarterly based on an election by the non-management director to receive all or a portion of his or her compensation in deferred share units. These deferred share units are redeemable into an equal number of common shares any time after the director’s retirement. A summary of this share based incentive plan is presented below:

Deferred Share Units	Outstanding
December 31, 2018 and 2019	4,659
Redeemed	(3,189)
December 31, 2020	1,470